SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Information about Operations in Different Segments

1. Information about Operations:

	Year Ended December 31,
	2014	2013	2012
	(In thousands)
Revenues:
ASA	$937,615	$953,838	$1,575,682
MEA	795,666	1,167,804	1,591,881
AEA	567,608	537,290	474,061
Total revenues(1):	$2,300,889	$2,658,932	$3,641,624

Operating income (loss):
ASA	$55,412	$(72,159)	$236,874
MEA	11,421	(169,224)	138,733
AEA	(49,337)	(215,362)	(68,468)
Corporate	(8,942)	—	—
Total operating income (loss)	$8,554	$(456,745)	$307,139

Capital expenditures:
ASA	$154,735	$117,060	$219,920
MEA	99,974	127,498	29,736
AEA	53,431	22,177	32,699
Corporate and Other	13,047	17,227	3,955
Total capital expenditures(2):	$321,187	$283,962	$286,310

Depreciation and amortization:
ASA	$19,020	$18,693	$23,797
MEA	31,876	31,699	31,119
AEA	34,494	26,788	24,589
Corporate and Other	7,795	7,400	6,935
Total depreciation and amortization:	$93,185	$84,580	$86,440

Drydock amortization
ASA	$6,255	$8,917	$9,487
MEA	2,011	2,133	2,489
AEA	11,453	7,417	13,569
Total drydock amortization	$19,719	$18,467	$25,545

(1)	Intercompany transactions were not significant for the years ended December 31, 2014, 2013 and 2012.
(2)

Total capital expenditures represent expenditures for which cash payments were made during the period. Capital expenditures for the year ended December 31, 2014 include $27.0 million of cash payments for accrued capital expenditures outstanding at December 31, 2013. Capital expenditures for the year ended December 31, 2013 exclude approximately $48.3 million in accrued capital expenditures. There were no accrued capital expenditures for the year ended December 31, 2012.

Significant Impact of Customers on Company Segments

2. Information about our most significant Customers

Our customers, which significantly impacted our segments during the years ended December 31, 2014, 2013 and 2012, were as follows:

	% of
	Consolidated	Reportable
	Revenues	Segment
Year Ended December 31, 2014:
Saudi Aramco	27%	MEA
Inpex Operations Australia Pty Ltd.	25%	ASA
Year Ended December 31, 2013:
Saudi Aramco	25%	MEA
Azerbaijan International Oil Company	13%	MEA
Year Ended December 31, 2012:
Exxon Mobil Corporation	24%	ASA
Saudi Aramco	22%	MEA
BHP Billiton Petroleum Pty Ltd.	10%	ASA

Information about Service Lines and Operations in Different Geographic Areas

3. Information about our Service Lines and Operations in Different Geographic Areas:

	Year Ended December 31,
	2014	2013	2012
	(In thousands)
Service line revenues:
Installation Operations	$1,041,525	$1,155,516	$1,885,143
Fabrication Operations	266,854	370,854	487,215
Project Services and Engineering
Operations	314,776	341,084	337,774
Procurement Activities	677,734	791,478	931,492
	$2,300,889	$2,658,932	$3,641,624

Geographic revenues:
Saudi Arabia	$616,659	$720,879	$1,057,930
Australia	614,164	481,123	1,485,503
Brazil	290,561	176,475	87,597
Indonesia	150,205	144,538	—
United States	148,606	126,986	119,785
Mexico	130,642	117,813	55,974
Azerbaijan	111,382	345,742	268,419
Malaysia	98,004	329,689	67,553
United Arab Emirates	57,249	19,528	156,395
Other countries	83,417	196,159	342,468
	$2,300,889	$2,658,932	$3,641,624

Information about Segment Assets and Property, Plant and Equipment by Country

4. Information about our Segment Assets and Property, Plant and Equipment by Country:

	Year Ended December 31,
	2014	2013	2012
	(In thousands)
Segment assets:
ASA	$601,394	$1,030,823	$1,402,923
MEA	990,671	1,116,916	1,006,284
AEA	979,310	535,326	536,734
Corporate and Other	872,582	124,306	387,686
Total assets	$3,443,957	$2,807,371	$3,333,627

Property, plant and equipment, net(1):
Brazil	$458,199	$192,101	$52,955
United Arab Emirates	306,320	145,635	110,292
Mexico	245,226	96,830	61,390
Singapore	219,570	306,948	324,106
Indonesia	189,064	154,630	144,322
Spain	154,078	94,917	15,159
United States	46,537	54,647	201,815
Saudi Arabia	20,561	191,400	102,334
Australia	—	14	212,955
Malaysia	—	240,042	—
Other countries	3,541	1,513	56,463
Total property, plant and equipment, net	$1,643,096	$1,478,677	$1,281,791

(1)	Our marine vessels are included in the country in which they were located as of year-end.

Other Information about Segment

5. Information about our Unconsolidated Affiliates:

	Year Ended December 31,
	2014	2013	2012
	(In thousands)
Equity in loss of unconsolidated affiliates:
ASA	$(10,009)	$(10,738)	$(10,123)
AEA	4,829	(4,275)	(6,016)
MEA	(2,668)	(1,103)	(580)
	$(7,848)	$(16,116)	$(16,719)

Investments in unconsolidated affiliates:
ASA	$35,722	$49,423
AEA	1,598	120
Corporate	866	993
Total investments in unconsolidated affiliates	$38,186	$50,536